UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2008
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008





COMMON STOCK - 93.1%
NUMBER OF SHARES                                                MARKET VALUE


Aerospace/Defense - 0.6%
    7,000   Goodrich Corp.                                          $291,200

Airlines - 1.9%
  *45,000   AMR Corp.                                                441,900
   30,000   Southwest Airlines Co.                                   435,300
                                                              --------------
                                                                     877,200
Banks - 3.8%
    8,500   State Street Corp.                                       483,480
   11,000   Suntrust Banks, Inc.                                     494,890
   20,000   Wells Fargo & Co.                                        750,600
                                                              --------------
                                                                   1,728,970
Biotechnology - 1.4%
  *10,000   Celgene Corp.                                            632,800

Chemicals - 2.9%
    4,000   Potash Corp. of Saskatchewan, Inc.                       528,040
    7,000   The Sherwin-Williams Co.                                 400,120
    6,000   The Mosaic Co.                                           408,240
                                                              --------------
                                                                   1,336,400
Coal - 0.8%
    8,000   Peabody Energy Corp.                                     360,000

Commercial Services - 4.7%
  *10,000   Apollo Group, Inc. - CL A                                593,000
    3,000   MasterCard, Inc. - CL A                                  531,990
  *20,000   PAREXEL Int'l Corp.                                      573,200
    7,000   Visa, Inc. - CL A                                        429,730
                                                              --------------
                                                                   2,127,920
Computers - 4.2%
   *6,000   Apple, Inc.                                              681,960
  *40,000   EMC Corp.                                                478,400
   10,000   Hewlett-Packard Co.                                      462,400
   *4,000   Research in Motion Ltd.                                  273,200
                                                              --------------
                                                                   1,895,960
Cosmetics/Personal Care - 1.5%
   10,000   Proctor & Gamble Co.                                     696,900


Diversified Financial Services - 7.1%
    3,500   BlackRock, Inc.                                          680,750
    2,500   CME Group, Inc.                                          928,775
    5,000   The Goldman Sachs Group, Inc.                            640,000
   10,000   JPMorgan Chase & Co.                                     467,000
   20,000   The Charles Schwab Corp.                                 520,000
                                                              --------------
                                                                   3,236,525
Electronics - 2.9%
  *15,000   Dolby Laboratories, Inc.                                 527,850
   *6,000   Sohu.com Inc.                                            334,500
   *8,000   Waters Corp.                                             465,440
                                                              --------------
                                                                   1,327,790

Energy-Alternate Sources - 1.9%
   *2,000   First Solar, Inc.                                        377,820
  *13,000   Suntech Power Holdings Co., Ltd. - SP ADR (b)            466,310
                                                              --------------
                                                                     844,130
Engineering & Construction - 2.5%
    7,000   Fluor Corp.                                              389,900
   *9,000   Foster Wheeler Ltd.                                      324,990
   *8,000   Jacobs Engineering Group, Inc.                           434,480
                                                              --------------
                                                                   1,149,370
Entertainment - 1.0%
  *15,000   DreamWorks Animation SKG, Inc. - CL A                    471,750

Environmental Control - 0.9%
   *7,000   Stericycle, Inc.                                         412,370

Food - 0.6%
   10,000   Cal-Maine Foods, Inc.                                    274,400


Healthcare-Products - 9.2%
   10,000   Baxter Int'l, Inc.                                       656,300
    6,000   Becton, Dickinson and Co.                                481,560
  *10,000   IDEXX Laboratories, Inc.                                 548,000
   *3,000   Intuitive Surgical, Inc.                                 722,940
   10,000   Medtronic, Inc.                                          501,000
    9,000   Stryker Corp.                                            560,700
  *12,000   Varian Medical Systems, Inc.                             685,560
                                                              --------------
                                                                   4,156,060
Home Builders - 2.5%
   *1,100   NVR, Inc.                                                629,200
  *20,000   Toll Brothers, Inc.                                      504,600
                                                              --------------
                                                                   1,133,800
Home Furnishings - 0.9%
    5,000   Whirlpool Corp.                                          396,450


Internet - 4.8%
   *8,000   Amazon.com, Inc.                                         582,080
   *1,500   Baidu.com, Inc. - SP ADR (b)                             372,345
   *3,000   Google, Inc. - CL A                                    1,201,560
                                                              --------------
                                                                   2,155,985
Lodging - 2.0%
  *20,000   MGM Mirage, Inc.                                         570,000
    4,000   Wynn Resorts, Ltd.                                       326,560
                                                              --------------
                                                                     896,560
Media - 1.4%
 *268,000   Sirius Satellite Radio, Inc.                             152,760
   15,000   The Walt Disney Co.                                      460,350
                                                              --------------
                                                                     613,110
Metal Fabricate/Hardware - 0.5%
   13,000   Commercial Metals Co.                                    219,570


Mining - 1.2%
   10,000   Freeport-McMoran Copper & Gold, Inc. - CL B              568,500


Miscellaneous Manufacturing - 1.8%
    8,000   ITT Corp.                                                444,880
   15,000   Trinity Industries, Inc.                                 385,950
                                                              --------------
                                                                     830,830
Oil & Gas - 7.5%
   10,000   Chesapeake Energy Corp.                                  358,600
    5,000   Diamond Offshore Drilling, Inc.                          515,300
   12,000   Petroleo Brasileiro S.A. - SP ADR (b)                    527,400
  *16,000   Southwestern Energy Co.                                  488,640
   10,000   Suncor Energy, Inc.                                      422,700
  *10,000   Transocean, Inc.                                       1,098,400
                                                              --------------
                                                                   3,411,040
Oil & Gas Services - 3.8%
    5,000   Core Laboratories N.V.                                   506,600
   12,000   Halliburton Co.                                          388,680
   *7,000   National-Oilwell Varco, Inc.                             351,610
    6,000   Schlumberger Ltd.                                        468,540
                                                              --------------
                                                                   1,715,430
Packaging & Containers - 1.0%
  *15,000   Owens-Illinois, Inc.                                     441,000

Pharmaceuticals - 3.8%
   *6,000   Express Scripts, Inc.                                    442,920
  *10,000   Gilead Sciences, Inc.                                    455,800
  *10,000   Medco Health Solutions, Inc.                             450,000
   20,000   Schering-Plough Corp.                                    369,400
                                                              --------------
                                                                   1,718,120
REITS - 1.1%
   36,000   Annaly Capital Management, Inc.                          484,200

Retail - 5.4%
   10,000   Advance Auto Parts, Inc.                                 396,600
   12,000   CVS/Caremark Corp.                                       403,920
   12,000   McDonald's Corp.                                         740,400
   20,000   PetSmart, Inc.                                           494,200
   13,000   Yum! Brands, Inc.                                        423,930
                                                              --------------
                                                                   2,459,050
Software - 2.2%
  *15,000   Adobe Systems, Inc.                                      592,050
  *20,000   Oracle Corp.                                             406,200
                                                              --------------
                                                                     998,250
Telecommunications - 2.2%
  *12,000   Leap Wireless Int'l, Inc.                                457,200
   13,000   Qualcomm, Inc.                                           558,610
                                                              --------------
                                                                   1,015,810
Transportation - 3.1%
    7,460   Burlington Northern Santa Fe Corp.                       689,528
    5,000   CSX Corp.                                                272,850
    7,000   United Parcel Service, Inc. - CL B                       440,230
                                                              --------------
                                                                   1,402,608

                                                              --------------
TOTAL COMMON STOCK                                                42,280,058
  (COST $46,550,716)(a)


Exchange Traded Fund - 1.6%
NUMBER OF SHARES
   36,000   Financial Select Sector SPDR Fund                        712,440

                                                              --------------
TOTAL EXCHANGE TRADED FUND                                           712,440
  (COST $803,526)(a)


VARIABLE RATE DEMAND NOTES - 1.1%
PRINCIPAL AMOUNT
  350,400   American Family Financial Services Co. - 2.235%**        350,400
  168,700   Wisconsin Corp. Central Credit Union - 2.877%**          168,700

                                                              --------------
TOTAL VARIABLE RATE DEMAND NOTES                                     519,100
  (COST $519,100)(a)


MUTUAL FUND - 4.3%
NUMBER OF SHARES
1,937,672   Monetta Gov't Money Market Fund                        1,937,672

                                                              --------------
TOTAL MUTUAL FUND                                                  1,937,672
  (COST $1,937,672)(a)
                                                              --------------
TOTAL INVESTMENTS - 100.1%                                        45,449,270
  (COST $49,811,014)(a)

OTHER ASSETS LESS LIABILITIES - (0.1%)                               (35,527)

                                                              --------------
TOTAL NET ASSETS - 100%                                          $45,413,743

                                                              ==============






(a) Cost for book and tax purposes is $49,811,014; the aggregate gross unrealized appreciation is $2,500,322 and the aggregate gross unrealized depreciation is $6,862,066, resulting in net unrealized depreciation of $4,361,744.

(b) American Depository Receipt (ADR)


*  Non-income producing security.

** Rates in effect at September 30, 2008.





Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of September 30, 2008, in valuing the Monetta Fund's assets carried at fair market value:

VALUATION INPUTS            INVESTMENTS IN SECURITIES (Unaudited)

LEVEL 1                     $ 42,992,498
LEVLE 2                     $  2,456,772
LEVEL 3                     $          0
                            ------------

TOTAL                       $ 45,449,270
                            ============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 21, 2008
    --------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------